STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

October 3, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Nebraska Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Nebraska Fund do not differ from those contained in Post-Effective Amendment No. 307 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on September 28, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Rob Schaaf
Rob Schaaf

cc:     Tanya Cody, Esq.
Greenberg Traurig, LLP
2200 Ross Avenue
Suite 5200
Dallas, TX  75201